Allison L. Pristash 60 State Street Mail Stop BO7-19-4 Boston, MA 02109 Tel +1 617 357 1220 allison.pristash@blackrock.com

December 30, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE: iShares Trust (the “Trust”)

   Securities Act File No. 333-92935;

   Investment Company Act File No. 811-09729

Commission Staff:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus and Statement of Additional Information for the iShares Large Cap Accelerated ETF, each dated December 30, 2024, do not differ from those contained in Post-Effective Amendment No. 2,798 to the Trust’s Registration Statement on Form N-1A, filed electronically on December 30, 2024.

Yours truly,

/s/ Allison L. Pristash

Allison L. Pristash

Assistant Secretary